CHAPMAN AND CUTLER LLP                                 111 WEST MONROE STREET
                                                      CHICAGO, ILLINOIS 60603


                               May 4, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:       First Trust Exchange-Traded Fund II

Ladies and Gentlemen:

     On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 50 and under the Investment Company Act of 1940, as amended, Amendment No. 53 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust NASDAQ Global Auto Index Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

     If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312)
845-3484.

                                   Very truly yours,

                                   CHAPMAN AND CUTLER LLP


                                   By: /s/ Morrison C. Warren
                                       ----------------------------
                                         Morrison C. Warren

Enclosures
cc:  W. Scott Jardine
     Eric F. Fess